ACQUISITIONS	6 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
ACQUISITIONS

NOTE 3:ACQUISITIONS

A.Content IQ LLC

On January 14, 2020, the Company consummated the acquisition of Content IQ LLC (“Content IQ”), a privately held company founded in 2014, based in New York City. Content IQ has created data algorithm and analytics tools that deconstruct content, revenue and distribution to solve current major digital publishing challenges.

The total consideration for the acquisition was $37,838, comprised of $15,000 paid in cash at closing and a contingent consideration (with a maximum amount of up to $47,050), tied to revenues and EBITDA-based metrics over a period of two years, estimated at fair value of $22,838 at the acquisition date. As of June 30, 2021, the contingent consideration is estimated at fair value of $19,755. The change in fair value of the contingent consideration was recorded to general and administrative expenses. In addition, the acquisition includes a retention-based component of up to $11,000.

F - 9

PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 3:ACQUISITIONS (Cont.)

B.Pub Ocean

On July 22, 2020, the Company acquired the net assets of Pub Ocean Limited, also known as “Pub Ocean” (the “Pub Ocean Acquisition"), a rapidly growing digital publisher-focused technology company with scalable content distribution and real-time revenue analytics technology.

The total consideration for the acquisition was $13,399, comprised of $4,000 paid in cash at closing and a contingent consideration (with a maximum amount of up to $17,000), tied to financial targets over a two-year period, estimated at fair value of $9,399 at the acquisition date. As of June 30, 2021, the contingent consideration is estimated at fair value of $9,006. The change in fair value of the contingent consideration was recorded to general and administrative expenses. In addition, the acquisition includes a retention-based component of up to $1,000.